Risk and sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2022
Risk and sensitivity analysis
Schedule of significant items of risk sensitivity

Type of business	Market and credit risk
With-profits business	Net neutral direct exposure (indirect exposure to investment performance, which is subject to smoothing through declared bonuses)
Unit-linked business	Net neutral direct exposure (indirect exposure to investment performance, through asset management fees)
Non-participating business

Asset/liability mismatch risk which results in sensitivity to interest rates and credit spreads, particularly for operations where the insurance liability basis is sensitive to current market movements

Profit and shareholders’ equity are also sensitive to the impact of current market movements on assets held in excess of non-participating policyholder liabilities

Indirect exposure to investment performance through policyholder charges and guarantees in some cases

Schedule of estimated sensitivity to risk

Net effect on shareholders' equity from insurance operations	31 Dec 2022 $m	31 Dec 2021 $m
Shareholders' equity of insurance operations	14,407	14,289
Sensitivity to key market risks:note
Interest rates and consequential effects – 1% increase	(386)	(796)
Interest rates and consequential effects – 0.5% decrease	(122)	137
Equity/property market values – 10% rise	190	372
Equity/property market values – 20% fall	(729)	(787)

Note

The effect from the changes in interest rates or equity and property prices above, if they arose, would impact profit after tax for the insurance operations and would mostly be recorded within short-term fluctuations in investment returns. The impact on profit after tax would be the same as the net effect on shareholders’ equity. Changes to the results of the Africa insurance operations from interest rate or equity rate changes would not materially impact the Group.